Borrowings	12 Months Ended
Dec. 31, 2025
Long-Term Debt, by Type Alternative [Abstract]
Borrowings
13.	BORROWINGS
Borrowings were as follows as of the respective balance sheet dates:

	As of December 31,
	2024	2025
	RMB	RMB
Short-term bank borrowing	2,365,535	—
Long-term bank borrowings, current portion	1,938,385	2,118
Long-term bank borrowings, non-current portion	—	3,133

Total	4,303,920	5,251

As of December 31, 2024, the Group had short-term borrowings from banks which were repayable within one year or on demand and charged interest rates ranging from 2.5% to 3.6% per annum. As of December 31, 2024, the weighted average interest rate of these borrowings was 3.1% per annum. The borrowings are primarily denominated in RMB and US$. These borrowings were obtained from financial institutions located in the Hong Kong and secured by the Group’s short-term deposits of US$367,000. As of December 31, 2025, the short-term borrowings of RMB2,365,535 had been fully repaid, and the pledged short-term deposits of US$367,000 were released.

The long-term borrowings, current portion outstanding as of December 31, 2024 bore an interest rate of 3.8% per annum, and were denominated in RMB. These borrowings were obtained from financial institutions located in the PRC and secured by the Group’s long-term deposits of RMB2,652,307 as of December 31, 2024.
As of December 31, 2025, the borrowings of RMB1,938,385 had been fully repaid, and the pledged long-term deposits of RMB2,652,307 were released.
The long-term borrowings (including current portion) outstanding as of December 31, 2025 bore interest at rates ranging from 0.63% to 2.0% per annum and were denominated in local currencies. As of December 31, 2025, the weighted average interest rate of these borrowings was 1.75% per annum. These borrowings were obtained by the Group’s overseas subsidiaries from local financial institutions.
As of December 31, 2025, the long-term borrowings, including the portion due within one year which were recorded in “Long-term borrowings, current portion”, will be repaid according to the following schedule:

Amounts
RMB
2026	2,118
2027	1,812
2028	991
2029	330

Total	5,251